Trade and Other Receivables (Details) - Schedule of trade and other receivables - USD ($)	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of trade and other receivables [Abstract]
Accounts receivable	$ 179,964	$ 130,588
Less: allowance for doubtful accounts	(55,621)	(66,852)
Accounts receivable, net	124,343	63,736
VAT receivable	322,949	192,154
Other	2,149	3,248
Total	$ 449,441	$ 259,138